BIOLOGICAL ASSETS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Biological Assets [Line Items]
Opening Balance	$ 3,598,827	$ 3,669,426
Changes in real incurred cost	(63,658)	(69,221)
Additions through acquisition	191,394	185,336
Sales	(73,068)	(47,110)
Harvest	(114,157)	(99,300)
Increases (decreases) in Foreign Currency Translation	(22,130)	(98,282)
Loss of forest due to fires	(16,853)	(9,861)
Transfers to non-current assets held for sale	(5,770)
Decrease due to loss of control in subsidiary	(23,074)
Other Increases (decreases)		(4)
Changes in fair value	(196,686)	(1,378)
Gain (losses) arising from changes in fair value minus sale costs	81,986	182,950	$ 154,705
Sales	(20,297)	15,184
Harvest	(223,712)	(182,753)
Loss of forest due to fires	(21,062)	(16,759)
Transfers to non-current assets held for sale	(5,232)
Decrease due to loss of control in subsidiary	(8,369)
Total Changes	(260,344)	(70,599)
Closing Balance	3,338,483	3,598,827	3,669,426
Biological assets Current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	302,710	275,792
Changes in real incurred cost	656	(1,140)
Additions through acquisition	78	2,590
Sales	(105)
Harvest	(114,157)	(99,300)
Increases (decreases) in Foreign Currency Translation	(3,884)	(12,889)
Loss of forest due to fires	(3,398)	(326)
Transfers from non-current to current	125,219	108,786
Decrease due to loss of control in subsidiary	(3,097)
Other Increases (decreases)		(1)
Changes in fair value	26,220	28,058
Harvest	(223,712)	(182,753)
Loss of forest due to fires	(1,164)
Transfers from non-current to current	252,860	210,811
Decrease due to loss of control in subsidiary	(1,764)
Total Changes	26,876	26,918
Closing Balance	329,586	302,710	275,792
Biological assets Non-current [Member]
Disclosure Of Biological Assets [Line Items]
Opening Balance	3,296,117	3,393,634
Changes in real incurred cost	(64,314)	(68,081)
Additions through acquisition	191,316	182,746
Sales	(72,963)	(47,110)
Increases (decreases) in Foreign Currency Translation	(18,246)	(85,393)
Loss of forest due to fires	(13,455)	(9,535)
Transfers to non-current assets held for sale	(5,770)
Transfers from non-current to current	(125,219)	(108,786)
Decrease due to loss of control in subsidiary	(19,977)
Other Increases (decreases)		(3)
Changes in fair value	(222,906)	(29,436)
Gain (losses) arising from changes in fair value minus sale costs	81,986	182,950
Sales	(20,297)	15,184
Loss of forest due to fires	(19,898)	(16,759)
Transfers to non-current assets held for sale	(5,232)
Transfers from non-current to current	(252,860)	(210,811)
Decrease due to loss of control in subsidiary	(6,605)
Total Changes	(287,220)	(97,517)
Closing Balance	$ 3,008,897	$ 3,296,117	$ 3,393,634